Current Revenues from External Customers by Geographic Area (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Japan USD ($)	Mar. 31, 2012 Japan JPY (¥)	Mar. 31, 2011 Japan JPY (¥)	Mar. 31, 2010 Japan JPY (¥)	Mar. 31, 2012 Europe USD ($)	Mar. 31, 2012 Europe JPY (¥)	Mar. 31, 2011 Europe JPY (¥)	Mar. 31, 2010 Europe JPY (¥)	Mar. 31, 2012 U.S.A. USD ($)	Mar. 31, 2012 U.S.A. JPY (¥)	Mar. 31, 2011 U.S.A. JPY (¥)	Mar. 31, 2010 U.S.A. JPY (¥)	Mar. 31, 2012 North America (excluding U.S.A) USD ($)	Mar. 31, 2012 North America (excluding U.S.A) JPY (¥)	Mar. 31, 2011 North America (excluding U.S.A) JPY (¥)	Mar. 31, 2010 North America (excluding U.S.A) JPY (¥)	Mar. 31, 2012 Asia USD ($)	Mar. 31, 2012 Asia JPY (¥)	Mar. 31, 2011 Asia JPY (¥)	Mar. 31, 2010 Asia JPY (¥)	Mar. 31, 2012 Other regions USD ($)	Mar. 31, 2012 Other regions JPY (¥)	Mar. 31, 2011 Other regions JPY (¥)	Mar. 31, 2010 Other regions JPY (¥)
Revenues from External Customers and Long-Lived Assets [Line Items]
NET SALES	$ 3,606,232	¥ 295,711,000	¥ 272,630,000	¥ 245,823,000	$ 648,476	¥ 53,175,000	¥ 46,065,000	¥ 42,697,000	$ 1,503,061	¥ 123,251,000	¥ 115,977,000	¥ 109,106,000	$ 349,512	¥ 28,660,000	¥ 27,691,000	¥ 26,292,000	$ 107,500	¥ 8,815,000	¥ 9,420,000	¥ 8,217,000	$ 317,232	¥ 26,013,000	¥ 23,073,000	¥ 18,373,000	$ 680,451	¥ 55,797,000	¥ 50,404,000	¥ 41,138,000
Percentage of Net Sales	100.00%	100.00%	100.00%	100.00%	18.00%	18.00%	16.90%	17.40%	41.70%	41.70%	42.50%	44.40%	9.70%	9.70%	10.20%	10.70%	3.00%	3.00%	3.40%	3.30%	8.80%	8.80%	8.50%	7.50%	18.80%	18.80%	18.50%	16.70%